Pay vs Performance Disclosure - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,310)	$ (770)